UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 July 30, 2003

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	65

Form13F Information Table Value Total:	189223

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      516    21100 SH       SOLE                                      21100
3M Company                     COM              88579y101     6042    46843 SH       SOLE                                      46843
AOL Time Warner Inc.           COM              00184A105     2258   140345 SH       SOLE                                     140345
Allstate Corp.                 COM              020002101     4651   130473 SH       SOLE                                     130473
Altria Group Inc               COM              02209s103      386     8500 SH       SOLE                                       8500
American Express Co.           COM              025816109     4934   118018 SH       SOLE                                     118018
American Intl. Group           COM              026874107     3131    56742 SH       SOLE                                      56742
Amgen Corp.                    COM              031162100     4729    71712 SH       SOLE                                      71712
Amsouth Bancorporation         COM              032165102     3419   156540 SH       SOLE                                     156540
BP Amoco PLC Spons ADR         COM              055622104     2935    69838 SH       SOLE                                      69838
Bank of America Corp.          COM              060505104     5445    68899 SH       SOLE                                      68899
Bard (C.R.), Inc.              COM              067383109     1225    17175 SH       SOLE                                      17175
Bell South Corp.               COM              079860102     1130    42431 SH       SOLE                                      42431
Bristol Myers Squibb Co.       COM              110122108     2227    82015 SH       SOLE                                      82015
C D W Corporation              COM              125129106     1579    34475 SH       SOLE                                      34475
CVS Corp.                      COM              126650100     2889   103072 SH       SOLE                                     103072
Caterpillar Inc.               COM              149123101      201     3606 SH       SOLE                                       3606
ChevronTexaco Corp.            COM              166764100     4514    62525 SH       SOLE                                      62525
Citigroup Inc.                 COM              172967101      455    10631 SH       SOLE                                      10631
Coca Cola Co.                  COM              191216100     3996    86097 SH       SOLE                                      86097
ConocoPhillips                 COM              20825c104     5172    94383 SH       SOLE                                      94383
Costco Wholesale Corp.         COM              22160k105     4731   129275 SH       SOLE                                     129275
Disney (Walt) Co.              COM              254687106     1356    68675 SH       SOLE                                      68675
Dow Jones & Co.                COM              260561105      228     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      282     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     1677    32825 SH       SOLE                                      32825
Exxon Mobil Corp.              COM              30231G102     6496   180884 SH       SOLE                                     180884
Gannett Co. Inc.               COM              364730101     8158   106207 SH       SOLE                                     106207
General Electric Co.           COM              369604103     8904   310465 SH       SOLE                                     310465
General Motors Corp Cl H       COM              370442832      728    56837 SH       SOLE                                      56837
Goldman Sachs Group            COM              38141g104      963    11500 SH       SOLE                                      11500
H. J. Heinz Co.                COM              423074103     1708    51790 SH       SOLE                                      51790
Hewlett Packard Co             COM              428236103     1822    85521 SH       SOLE                                      85521
Home Depot Inc.                COM              437076102     5779   174489 SH       SOLE                                     174489
Int'l Business Machines Corp.  COM              459200101     4792    58081 SH       SOLE                                      58081
Intel Corp.                    COM              458140100     1691    81251 SH       SOLE                                      81251
Jefferson - Pilot              COM              475070108     1271    30648 SH       SOLE                                      30648
Johnson & Johnson              COM              478160104     7722   149356 SH       SOLE                                     149356
Kimberly - Clark               COM              494368103     3491    66950 SH       SOLE                                      66950
Kraft Foods Inc                COM              50075n104     1361    41800 SH       SOLE                                      41800
Liberty Media Corp. Class A    COM              530718105      580    50196 SH       SOLE                                      50196
Lowe's Cos.                    COM              548661107      210     4900 SH       SOLE                                       4900
Media General Inc Cl A         COM              584404107      400     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     8628   142500 SH       SOLE                                     142500
Microsoft Corp.                COM              594918104     1461    56985 SH       SOLE                                      56985
Morgan Stanley                 COM              617446448     5282   123546 SH       SOLE                                     123546
Murphy Oil Corp.               COM              626717102     3677    69900 SH       SOLE                                      69900
Mylan Laboratories             COM              628530107     1375    39535 SH       SOLE                                      39535
Pepsico Inc.                   COM              713448108     1200    26956 SH       SOLE                                      26956
Pfizer, Inc.                   COM              717081103     5777   169151 SH       SOLE                                     169151
Procter & Gamble               COM              742718109     4875    54668 SH       SOLE                                      54668
Schering-Plough                COM              806605101     2384   128175 SH       SOLE                                     128175
Schlumberger Ltd.              COM              806857108      546    11470 SH       SOLE                                      11470
Standard & Poor's Dep. Rcpts.  COM              78462f103      476     4875 SH       SOLE                                       4875
SunTrust Banks Inc.            COM              867914103      748    12600 SH       SOLE                                      12600
TJX Companies Inc              COM              872540109     5067   268975 SH       SOLE                                     268975
U. S. Bancorp                  COM              902973304     2413    98500 SH       SOLE                                      98500
United Parcel Service Cl B     COM              911312106     5519    86635 SH       SOLE                                      86635
United Technologies Corp.      COM              913017109     4432    62569 SH       SOLE                                      62569
Verizon Communications         COM              92343v104      529    13406 SH       SOLE                                      13406
Wachovia Corporation           COM              929903102     3647    91273 SH       SOLE                                      91273
WellPoint Health Networks      COM              94973h108     1243    14740 SH       SOLE                                      14740
Wells Fargo & Co.              COM              949746101      708    14050 SH       SOLE                                      14050
Wendy's Intl                   COM              950590109     1459    50375 SH       SOLE                                      50375
Wyeth                          COM              983024100     1594    35000 SH       SOLE                                      35000